UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22749

RESOURCE REAL ESTATE DIVERSIFIED INCOME FUND

(Exact name of registrant as specified in charter)

717 Fifth Avenue, 14th Floor,

New York, NY 10022

(Address of principal executive offices) (Zip code)

212-506-3899

(Registrant’s telephone number, including area code)

The Corporation Trust Company

Corporation Trust Center, 1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Date of fiscal year end: September 30

Date of reporting period: July 1, 2019 – May 15, 2020

Item 1 – Proxy Voting Record.

RESOURCE REAL ESTATE DIVERSIFIED INCOME FUND

Meeting Date	Company Name	CUSIP	Ticker	Who proposed the change	Proposal(s )	Vote cast	Shares Voted	With or Against Management
4/23/2020	Ares Commercial Real Estate Corp	04013V108	ARCE	Issuer	1. Election of Directors: William S. Benjamin Caroline E. Blakly Edmond N. Moriarty III 2. Proposal to ratify the selection of Ernst & Young LLP as the Company's independent registered public accounting firm for the year ending December 31, 2020 3. To approve, on non-binding, advisory basis, the compensation of the Company's named executive officers as described in the 2020 Proxy statement.	1.For All 2. For 3. For	235,775	1. With 2. With 3. With
4/29/2020	STAG Industrial, Inc.	85254J102	STAG	Issuer	1a. Election of Director: Benjamin S. Butcher
1b.Election of Director: Jit Kee Chin
1c. Election of Director: Virgis W. Colbert
1d. Election of Director: Michelle S. Dilley
1e.Election of Director: Jeffrey D. Furber
1f.Election of Director: Larry T. Guillemette
1g. Election of Director: Francis X. Jacoby III
1h.Election of Director: Christopher P. Marr
1I. ELection of Director Hans S. Weger
2. The ratification of the appointment of PricewaterhouseCoopers LLP as the indepent registered public accounting firm for the year ending December 31, 2020
					3. The approval, by non-binding vote, of executive compensation	1a. For 1b. For 1c. For 1d. For 1e. For 1f. For 1g. For 1h. For 1I. For 2. For 3. For	173,160.00	1a. With 1b. With 1c. With 1d. With 1e. With 1f. With 1g. With 1h. With 1I. With 2. With 3. With
4/29/2020	Starwood Property Trust, Inc.	85571B105	STWD	Issuer	1. Election of Directors Richard D. Bronson Jeffrey G. Dishner Camille J. Douglas Solomon J. Kumin Fred S. Ridley Barry S. Sternlicht Strauss Zelnick 2. Approval on an advisory basis of the Companys executive compensation 3. The ratification od Deloittee & Touche LLP as the Comany's independent registered public accounting firm for the calendar year ending December 31, 2020	1.For 2. For 3. For	275,000.00	1. With 2. With 3. With
5/7/2020	InvenTrust Properties Corp.	46124J102	IARE	Issuer	1a. Election of Director: Stuart Aitken 1b. Election of Director Amanda Black 1c. Election of Director: Thomas F. Glavin 1d. Election of Director Thomas P. McGuinness 1e. Election od Director: Scott A. Nelson 1f. Election of Director: Paula J. Saban 1g. Election of Director: Michael A. Stein 1h. Election of Director: Julian E. Whitehurst 2. Proposal to ratify the selection of KPMG LLP as our independent registeres public accounting firm for the year ending December 31, 2020	1b. Withhold 1c. Withhold 1d. Withhold 1e. Withhold 1f. Withhold 1g. Withhold 1h. Withhold 2. For	446,837	1b. Against 1c. Against 1d. Against 1e. Against 1f. Against 1g. Against 1h. Against 2. With
5/18/2020	Ventas Inc.	92276F100	VTR	Issuer	1. Approval, on an advisory basis, of our executive compensation.
2a. Election of Director: Melody C. Barnes
2b. Election of Director: Debra A. Cafaro
2c. Election of Director: Jay M. Gellert
2d. Election of Director: Richard I. Gilchrist
2e. Election od Director: Matthew J. Lustig
2f. Election of Director: Roxanne M. Martino
2g. Election of Director: Sean P. Nollan
2h. Election of Director: Walter C. Rakowich
2i. Election of Director: Robert D. Reed
2j. Election of Director: James D. Shelton
					3. Ratification of the selection of KPMG LLP as the independent registered public accounting firm for fiscal year 2020	1.For 2c. For 2b. For 2c. For 2d. For 2e. For 2f. For 2g. For 2h. For 2i. For 3. For	45,000	1.With 2a. With 2b. With 2c. With 2d. With 2e. With 2f. With 2g. With 2h. With 2i. With 3. With
9/24/2019	Brookfield Property Partners L.P	G16249107	BPY	Issuer	1. The Ordinary Resolution Approving the Unit Option Plan	1. Not Voted	151,539	1. N/A

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RESOURCE REAL ESTATE DIVERSIFIED INCOME FUND

By:	/s/ Lawrence S. Block
Lawrence S. Block
Chief Compliance Officer

Date:	May 19, 2020